Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill

(9) Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2011[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200

[1]	The goodwill balances have not been previously impaired.